INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAXES

The provision for income taxes consisted of the following:

	Financial Years ended December 31,
	2024	2023	2022
	$’000	$’000	$’000

Current tax	290	128	419
Deferred tax	-	-	(2)
Overprovision	(129)	-	-

Income tax expense	161	128	417

SCHEDULE OF RECONCILIATION OF INCOME TAX RATE

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the financial years ended December 31, 2024, 2023 and 2022 are as follows:

	Financial Years ended December 31,
	2024	2023	2022
	$’000	$’000	$’000

Income before income taxes	605	326	1,865
Statutory income tax rate	17%	17%	17%
Income tax expense at statutory rate	103	56	317
Tax effect of non-taxable income	(21)	(21)	(174)
Tax effect of non-deductible items	456	126	289
Deferred tax	-	-	(2)
Tax incentives	(248)	(33)	(22)
Overprovision	(129)	-	-
Other	-	-	9

Income tax expense	161	128	417